Stock-Based Compensation Plan (Details) - 2017 Stock Option Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair value assumptions
Expected term (in years)		5 years
Stock option
Fair value assumptions
Expected volatility	80.00%	81.00%
Expected dividend yield	0.00%
Risk-free interest rate		0.37%